UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06670

CREDIT SUISSE INSTITUTIONAL FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2007 to January 31, 2008

Item 1:                Schedule of Investments

Credit Suisse Institutional Fund, Inc. - Asia Bond Portfolio

Schedule of Investments

January 31, 2008 (unaudited)

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS (65.1%)
Australia (0.4%)
Banks (0.4%)
1,500	USD	Commonwealth Bank of Australia, Series EMTN, Senior Subordinated Notes (Callable 08/11/09 @ $100.00) #	(AA-, Aa2)	08/11/14	5.179	$1,493,250
1,500	USD	National Australia Bank, Ltd., Series EMTN, Subordinated Notes (Callable 06/23/09 @ $100.00 )#	(AA-, Aa2)	06/23/14	5.184	1,507,106
TOTAL AUSTRALIA						3,000,356
China (1.0%)
Chemicals (0.2%)
1,686	USD	Towngas China Company, Ltd., Company Guaranteed Notes	(BBB-, Ba1)	09/23/11	8.250	1,792,459
Forest Products (0.8%)
5,900	USD	Sino-Forest Corp., Senior Notes §	(BB, Ba2)	08/17/11	9.125	6,091,750
TOTAL CHINA						7,884,209
Hong Kong (5.1%)
Banks (1.2%)
3,000	USD	Bangkok Bank PLC, Subordinated Notes	(BBB, Baa1)	03/15/29	9.025	3,277,347
3,000	USD	Chinatrust Commercial Bank, Subordinated Notes (Callable 03/17/15 @ $100.00) #	(BBB, Baa1)	03/17/15	5.625	2,827,779
4,000	USD	Wing Hang Bank, Ltd., Series EMTN, Subordinated Notes (Callable 04/20/17 @ $100.00)	(NR, A3)	04/20/17	6.000	3,954,580
						10,059,706
Consumer/Commercial/Lease Financing (3.2%)
23,000	USD	Hutchison Whampoa, Ltd, Company Guaranteed Bonds, Series REGS	(A-, A3)	11/24/33	7.450	25,875,023
Distribution & Wholesale (0.1%)
1,000	USD	Li & Fung, Ltd., Senior Unsecured Notes	(A-, A3)	05/16/17	5.500	1,001,424
Diversified Financials (0.6%)
3,000	USD	PCCW-HWT Capital No. 2, Ltd, Company Guaranteed Notes	(BBB, Baa2)	07/15/13	6.000	3,127,695
1,700	USD	Wharf Finance, Ltd, Series EMTN, Notes	(NR, BBB)	11/06/17	6.125	1,708,277
						4,835,972
TOTAL HONG KONG						41,772,125
India (3.2%)
Banks (2.1%)
9,000	USD	ICICI Bank, Ltd., Series EMTN, Bonds	(BBB-, Baa2)	10/22/08	4.750	9,035,928
8,000	USD	State Bank of India/London, Senior Notes	(BBB-, Baa2)	12/08/09	4.750	8,058,616
						17,094,544
Electric - Generation (0.7%)
6,000	USD	NTPC, Ltd., Series EMTN, Notes	(BBB-, NR)	03/02/16	5.875	5,965,230
Metals & Mining (0.4%)
2,900	USD	Vedanta Resources PLC, Senior Unsubordinated Notes	(BB, Ba1)	02/22/10	6.625	2,884,540
TOTAL INDIA						25,944,314
Indonesia (8.8%)
Automobile Parts & Equipment (1.1%)
8,950	USD	GT 2005 Bonds BV, Company Guaranteed Bonds	(B, B2)	07/21/10	10.250	8,536,063
Sovereign (6.5%)
8,600	USD	Indonesia Government Bonds, Credit Linked Notes	(BB+, Ba3)	06/22/13	14.250	8,600,000
100,000,000	IDR	Indonesia Government, Series FR23, Bonds	(BB+, NR)	12/15/12	11.000	11,561,986
100,250,000	IDR	Indonesia Government, Series FR26, Bonds	(BB+, Ba3)	10/15/14	11.000	11,645,219
50,000,000	IDR	Indonesia Government, Series FR33, Bonds	(BB+, Ba3)	03/15/13	12.500	6,111,307
60,000,000	IDR	Indonesia Government, Series FR40, Bonds	(BB+, Ba3)	09/15/25	11.000	6,685,550
8,600	USD	Republic of Indonesia Government Bonds, Credit Linked Notes	(BB+, Ba3)	10/17/14	11.000	8,774,062
						53,378,124

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS
Indonesia
Transportation (1.2%)
13,010	USD	BLT Finance BV, Company Guaranteed Notes (Callable 05/15/12 @ $103.75)	(NR, B+)	05/15/14	7.500	$9,836,171
TOTAL INDONESIA						71,750,358
Malaysia (14.1%)
Banks (0.4%)
3,500	USD	Public Bank Berhad, Subordinated Notes (Callable 06/20/12 @ $100.00) #	(BBB+, A3)	06/20/17	5.000	3,445,519
Oil & Gas (1.0%)
7,400	USD	Petronas Capital, Ltd. Company Guaranteed Notes	(A-, A1)	05/22/12	7.000	8,204,891
Sovereign (12.7%)
70,000	MYR	Malaysian Government, Bonds	(A+, A3)	04/13/10	3.869	21,868,255
90,000	MYR	Malaysian Government, Bonds	(A+, A3)	09/15/16	4.262	29,087,677
20,000	MYR	Malaysian Government, Bonds	(A+, A3)	02/15/17	3.814	6,254,384
65,000	MYR	Malaysian Government, Bonds, Series 0207	(A+, A3)	03/15/09	7.000	20,888,857
5,000	USD	Malaysian Government, Notes	(A-, A3)	06/01/09	8.750	5,349,265
20,000	USD	Sarawak International, Inc., Company Guaranteed Notes	(A-, Baa1)	08/03/15	5.500	19,458,440
						102,906,878
TOTAL MALAYSIA						114,557,288
Singapore (7.0%)
Banks (4.1%)
13,000	USD	DBS Bank, Ltd., Junior Subordinated Notes	(A, Aa2)	05/15/11	7.125	14,028,599
9,000	USD	Oversea-Chinese Banking Corp., Subordinated Notes	(A+, Aa2)	09/06/11	7.750	9,914,895
10,000	USD	United Overseas Bank, Ltd., Subordinated Notes	(A-, Aa2)	07/02/13	4.500	9,619,280
						33,562,774
Electric (0.7%)
3,000	USD	SP Powerassets, Ltd., Notes	(AA, Aa1)	10/22/08	3.800	3,003,687
2,500	USD	SP Powerassets, Ltd., Notes	(AA, Aa1)	10/22/13	5.000	2,561,040
						5,564,727
Sovereign (1.8%)
20,000	SGD	Singapore Government, Bonds	(AAA, Aaa)	10/01/12	2.500	14,679,822
Transportation (0.4%)
2,795	USD	PSA International Pte., Ltd., Senior Unsecured Notes	(AA, Aaa)	06/29/11	5.750	2,963,245
TOTAL SINGAPORE						56,770,568
South Korea (22.8%)
Banks (13.4%)
20,000,000	KRW	Industrial Bank Of Korea, Series 0712, Bonds	(A, A2)	12/04/09	6.320	21,755,059
62,750,000	KRW	Korean Governmment CPI Linked, Series 1703, Bonds	(A, A2)	03/10/17	2.750	64,714,934
10,000	USD	National Agricultural Cooperative Federation, Series EMTN, Subordinated Notes (Callable 04/26/12 @ $100.00) #	(A-, A2)	04/26/17	5.375	9,568,310
6,000	USD	Shinhan Bank, Series EMTN, Subordinated Notes (Callable 07/15/10 @ $100.00) #	(BBB, A2)	07/15/15	5.125	6,092,172
6,400,000	KRW	Woori Bank, Series 1006, Bonds	(BBB, A2)	06/27/08	5.230	6,779,132
						108,909,607
Sovereign (9.2%)
10,000,000	KRW	Korea Development Bank, Series 0824, Bonds	(A-, Aa3)	08/24/08	5.110	10,287,742
20,000,000	KRW	Korea Development Bank, Series 0502, Bonds	(A-, Aa3)	05/02/08	5.060	20,930,183
7,600	USD	Korea Development Bank, Global Notes	(A-, Aa3)	01/17/13	5.300	7,753,049
15,000,000	KRW	Korea National Housing, Bonds, Series 0711 #	(A, A2)	11/30/12	3.000	14,337,816
10,000,000	KRW	Korea Treasury Bond	(AA, A2)	09/10/16	5.000	10,452,898

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS
South Korea
Sovereign
10,000,000	KRW	Korea Treasury Bond	(AA, A2)	03/10/27	5.250	$10,586,789
						74,348,477
Telecommunications (0.2%)
2,000	USD	Hanarotelecom, Inc., Senior Notes	(BB, Ba2)	02/01/12	7.000	2,025,152
TOTAL SOUTH KOREA						185,283,236
Thailand (1.3%)
Chemicals (1.3%)
2,500	USD	Aromatics (Thailand) PCL, Unsecured Notes §	(BBB, Baa2)	07/20/12	5.500	2,498,983
500	USD	IRPC PCL, Unsubordinated Notes	(BBB-, Baa3)	05/25/17	6.375	494,207
8,000	USD	PTT Chemical PCL, Series 0311, Unsubordinated Notes	(BBB, Baa3)	06/24/15	5.500	7,635,464
TOTAL THAILAND						10,628,654
Vietnam (1.4%)
Sovereign (1.4%)
10,787	USD	State Treasury of Vietnam, Credit Linked Notes	(BB+, Ba3)	01/15/11	7.900	10,864,508
TOTAL VIETNAM						10,864,508
TOTAL BONDS (Cost $528,885,718)						528,455,616

Number of Shares

SHORT-TERM INVESTMENTS (29.5%)
1,890,928	State Street Navigator Prime Fund§§	1,890,928

Par (000)

$90,000	Bank of Montreal (Time Deposit) ‡‡‡	02/05/08	3.180	90,000,000
38,045	State Street Bank and Trust Co. Euro Time Deposit‡‡	02/01/08	1.850	38,045,000
110,000	UBS AG, Series MTM (Time Deposit )‡‡	02/05/08	3.250	110,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $239,935,928)				239,935,928

TOTAL INVESTMENTS AT VALUE (94.6%) (Cost $768,821,646)				768,391,544

OTHER ASSETS IN EXCESS OF LIABILITIES (5.4%)				44,089,046

NET ASSETS (100.0%)				$812,480,590

OPEN FUTURES CONTRACTS

Futures Contracts	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)

Korea Treasury 3 Year Bonds Futures	2,000	3/18/08	$224,737,758	$228,943,744	$4,205,986

U.S. Treasury 2 Year Bonds Futures	(300)	3/31/08	(63,683,739)	(63,965,625)	(281,886)

U.S Treasury 5 Year Bonds Futures	(300)	3/31/08	(33,646,269)	(33,900,000)	(253,731)

U.S. Treasury 10 Year Bonds Futures	(501)	3/19/08	(57,273,862)	(58,476,094)	(1,202,232)

			$70,133,888	$72,602,025	$2,468,137

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contract	Expiration Date	Foreign Currency to be Purchased/(Sold)		Contract Amount	Contract Value	Unrealized Gain (Loss)

Yuan Renminbi	2/14/08	CNY	126,492,000	$17,261,463	$17,635,938	$374,475
Yuan Renminbi	2/14/08	CNY	(126,492,000)	(17,263,819)	(17,635,938)	(372,119)
Yuan Renminbi	4/14/08	CNY	49,841,137	6,803,322	7,067,560	264,238
Yuan Renminbi	7/23/08	CNY	81,995,868	11,394,784	11,913,329	518,545
Yuan Renminbi	10/14/08	CNY	126,492,000	17,956,901	18,695,517	738,616
European Economic Unit	2/14/08		€2,513,058	3,700,000	3,719,445	19,445
European Economic Unit	2/14/08		€(7,650,00)	(11,050,846)	(11,322,365)	(271,519)
European Economic Unit	2/14/08		€(2,600,015)	(3,800,000)	(3,848,146)	(48,146)
Indonesian Rupiah	7/29/08	IDR	51,865,000,000	5,500,000	5,507,535	7,535
Indonesian Rupiah	2/04/08	IDR	140,820,000,000	15,000,000	15,222,620	222,620
Indonesian Rupiah	6/05/08	IDR	46,950,0000	5,000,000	5,012,952	12,952
Indian Rupee	2/05/08	INR	515,840,000	13,000,000	13,096,182	96,182
Indian Rupee	2/14/08	INR	249,240,000	6,295,529	6,323,799	28,270
Indian Rupee	2/14/08	INR	456,661,899	11,593,346	11,586,575	(6,771)
Indian Rupee	2/28/08	INR	179,145,000	4,500,000	4,540,946	40,946
Indian Rupee	2/29/08	INR	370,097,000	9,301,257	9,380,528	79,271
Indian Rupee	3/03/08	INR	398,900,000	10,000,000	10,108,620	108,620
Indian Rupee	3/13/08	INR	315,840,000	8,000,000	7,998,628	(1,372)
Indian Rupee	4/15/08	INR	141,593,967	3,468,740	3,577,694	108,954
Indian Rupee	5/05/08	INR	198,400,000	5,000,000	5,006,315	6,315
Indian Rupee	4/16/08	INR	709,110,000	18,000,000	17,915,942	(84,058)
Indian Rupee	4/16/08	INR	(590,628,000)	(14,825,000)	(14,922,448)	(97,448)
Indian Rupee	4/16/08	INR	(118,482,000)	(2,999,544)	(2,993,494)	6,050
South Korean Won	2/14/08	KRW	(2,226,000,000)	(2,445,214)	(2,357,095)	88,119
Japanese Yen	2/14/08	~~Y~~	2,047,544,136	17,745,077	19,276,665	1,531,588
Japanese Yen	2/14/08	~~Y~~	395,381,000	3,500,000	3,722,326	222,326
Japanese Yen	2/14/08	~~Y~~	(753,752,550)	(6,900,000)	(7,096,226)	(196,226)
Japanese Yen	2/14/08	~~Y~~	(425,979,060)	(3,900,000)	(4,010,393)	(110,393)
Malaysian Ringgit	4/16/08	MYR	32,410,000	10,000,000	10,036,610	36,610

Forward Foreign Currency Contract	Expiration Date	Foreign Currency to be Purchased/(Sold)		Contract Amount	Contract Value	Unrealized Gain (Loss)

Malaysian Ringgit	2/14/08	MYR	24,893,000	7,413,043	7,699,552	286,509
Malaysian Ringgit	2/14/08	MYR	27,062,607	8,018,550	8,370,624	352,074
Malaysian Ringgit	2/14/08	MYR	12,301,034	3,707,364	3,804,782	97,418
Malaysian Ringgit	2/14/08	MYR	18,625,880	5,590,000	5,761,094	171,094
Malaysian Ringgit	3/03/08	MYR	137,165,500	41,000,000	42,408,928	1,408,928
Philippine Peso	4/16/08	PHP	426,073,800	10,420,000	10,461,318	41,318
Philippine Peso	7/29/08	PHP	122,160,000	3,000,000	2,985,662	(14,338)
Philippine Peso	2/14/08	PHP	79,578,000	1,800,000	1,960,299	160,299
Philippine Peso	3/04/08	PHP	210,950,000	5,000,000	5,190,112	190,112
Philippine Peso	6/17/08	PHP	(534,560,000)	(13,000,000)	(13,088,181)	(88,181)
Philippine Peso	12/22/08	PHP	(1,300,000,000)	(31,145,184)	(31,702,173)	(556,989)
Singapore Dollar	2/14/08	SGD	(7,000,000)	(4,899,113)	(4,941,279)	(42,166)
Singapore Dollar	4/16/08	SGD	12,079,775	8,500,000	8,548,398	48,398
Singapore Dollar	2/14/08	SGD	174,724,314	119,575,906	123,337,372	3,761,466
Singapore Dollar	2/14/08	SGD	34,867,560	24,000,000	24,612,907	612,907
Singapore Dollar	2/14/08	SGD	10,402,623	7,227,055	7,343,181	116,126
Singapore Dollar	2/14/08	SGD	14,437,200	10,000,000	10,191,176	191,176
Singapore Dollar	2/14/08	SGD	15,954,327	11,050,846	11,262,112	211,266
Singapore Dollar	2/14/08	SGD	31,542,610	22,000,000	22,265,834	265,834
Singapore Dollar	2/14/08	SGD	84,918,700	59,000,000	59,943,857	943,857
Singapore Dollar	2/14/08	SGD	46,136,320	32,000,000	32,567,491	567,491
Singapore Dollar	2/14/08	SGD	8,660,280	6,000,000	6,113,266	113,266
Singapore Dollar	2/14/08	SGD	(20,000,000)	(13,950,163)	(14,117,940)	(167,777)
Taiwan Dollar	4/24/08	TWD	529,237,500	16,500,000	16,507,668	7,668
Taiwan Dollar	5/28/08	TWD	110,645,500	3,500,000	3,454,844	(45,156)
Taiwan Dollar	6/03/08	TWD	158,150,000	5,000,000	4,939,080	(60,920)
Taiwan Dollar	6/05/08	TWD	86,927,500	2,750,000	2,714,948	(35,052)
Taiwan Dollar	6/05/08	TWD	(444,249,600)	(13,800,000)	(13,874,948)	(74,948)

				$476,094,300	$487,879,605	$11,785,305

OPEN SWAP CONTRACTS

Interest Rate Swaps

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable on Default	Unrealized Appreciation / (Depreciation)

THB	717,600,000	7/24/11	CITI	Receive	4.04%	Non-Deliverable Interest Rate Swap	$498,255
THB	(717,600,000)	7/24/11	CITI	Pay	3.50%	Non-Deliverable Interest Rate Swap	(413,334)
THB	450,000,000	8/06/11	CITI	Receive	4.26%	Non-Deliverable Interest Rate Swap	589,103
THB	(450,000,000)	8/06/11	CITI	Pay	3.95%	Non-Deliverable Interest Rate Swap	(324,432)
KRW	30,000,000,000	5/11/12	CITI	Receive	5.35%	Non-Deliverable Interest Rate Swap	(661,991)
KRW	(30,000,000,000)	5/11/12	CITI	Pay	4.96%	Non-Deliverable Interest Rate Swap	649,405
THB	325,000,000	6/14/12	CITI	Receive	4.15%	Non-Deliverable Interest Rate Swap	485,299
THB	(325,000,000)	6/14/12	CITI	Pay	4.13%	Non-Deliverable Interest Rate Swap	(453,661)
KRW	30,000,000,000	12/06/12	CITI	Receive	5.63%	Non-Deliverable Interest Rate Swap	(1,020,880)
KRW	(30,000,000,000)	12/06/12	CITI	Pay	5.27%	Non-Deliverable Interest Rate Swap	647,652
THB	330,000,000	6/04/14	CITI	Receive	3.96%	Non-Deliverable Interest Rate Swap	281,094
THB	(330,000,000)	6/04/14	CITI	Pay	4.03%	Non-Deliverable Interest Rate Swap	(449,608)
THB	330,000,000	6/07/14	CITI	Receive	4.14%	Non-Deliverable Interest Rate Swap	357,080
THB	(330,000,000)	6/07/14	CITI	Pay	4.03%	Non-Deliverable Interest Rate Swap	(426,079)

							$(242,097)

Currency Swaps

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay)	Deliverable on Default	Unrealized Appreciation / (Depreciation)

USD	6,951,233	7/10/08	CITI	Receive USD	Non-Deliverable Cross Currency Swap	$228,974
KRW	(6,400,000,000)	7/10/08	CITI	Pay KRW	Non-Deliverable Cross Currency Swap	117,899
USD	10,614,584	8/28/08	CITI	Receive USD	Non-Deliverable Cross Currency Swap	264,622
KRW	(10,000,000,000)	8/28/08	CITI	Pay KRW	Non-Deliverable Cross Currency Swap	(304,899)
KRW	(5,000,000,000)	11/28/08	CITI	Pay KRW	Non-Deliverable Cross Currency Swap	65,454
USD	5,384,450	11/28/08	CITI	Receive USD	Non-Deliverable Cross Currency Swap	74,467
USD	21,636,829	12/07/09	CITI	Receive USD	Non-Deliverable Cross Currency Swap	289,068
KRW	(20,000,000,000)	12/07/09	CITI	Pay KRW	Non-Deliverable Cross Currency Swap	145,357
USD	15,000,000	1/28/10	CITI	Receive USD	Non-Deliverable Cross Currency Swap	0
KRW	(14,250,000,000)	1/28/10	CITI	Pay KRW	Non-Deliverable Cross Currency Swap	(96,938)
PHP	423,300,000	12/04/11	CITI	Receive PHP	Non-Deliverable Cross Currency Swap	920,629
USD	(10,000,000)	12/04/11	CITI	Pay USD	Non-Deliverable Cross Currency Swap	(135,000)
USD	4,859,611	6/22/11	CITI	Receive USD	Non-Deliverable Cross Currency Swap	52,824
PHP	2,300,000,000	5/11/12	CITI	Receive PHP	Non-Deliverable Cross Currency Swap	12,736,611
USD	(48,749,470)	5/11/12	CITI	Pay USD	Non-Deliverable Cross Currency Swap	(721,005)
PHP	230,500,000	6/04/12	CITI	Receive PHP	Non-Deliverable Cross Currency Swap	1,052,224
USD	(5,000,000)	6/04/12	CITI	Pay USD	Non-Deliverable Cross Currency Swap	(67,650)
PHP	250,398,000	6/14/12	CITI	Receive PHP	Non-Deliverable Cross Currency Swap	1,391,154
USD	(5,400,000)	6/14/12	CITI	Pay USD	Non-Deliverable Cross Currency Swap	(66,960)
PHP	323,096,000	11/07/12	CITI	Receive PHP	Non-Deliverable Cross Currency Swap	1,119,205
USD	(7,380,000)	11/07/12	CITI	Pay USD	Non-Deliverable Cross Currency Swap	(115,645)
USD	(15,000,000)	12/03/12	CITI	Pay USD	Non-Deliverable Cross Currency Swap	(204,900)
PHP	639,000,000	12/03/12	CITI	Receive PHP	Non-Deliverable Cross Currency Swap	1,682,698
KRW	(4,500,000,000)	6/22/17	CITI	Pay KRW	Non-Deliverable Cross Currency Swap	(332,051)

						$18,096,138

INVESTMENT ABBREVIATIONS

EMTN = Euro Medium Term Note

NR= Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate shown is the rate as of January 31, 2008.
‡‡	Collateral segregated for futures contracts.
‡‡‡	Collateral segregated for swap contracts.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

CNY = Chinese Yuan Renminbi
EUR = European Economic Unit
IDR = Indonesian Rupiah
INR = Indian Rupee
JPY = Japanese Yen
KRW = South Korean Won
MYR = Malaysian Ringgit
PHP = Philippine Peso
SGD = Singapore Dollar
THB = Thailand Bhat
TWD = Taiwan Dollar
USD = U.S. Dollar

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the Exchange”) on each day the Exchange is open for business.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract.  Securities, options, futures contracts, and other assets (including swap and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $768,821,646, $6,727,746, $(7,157,848) and $(430,102), respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Institutional Fund, Inc. - International Focus Portfolio

Schedule of Investments

January 31, 2008 (unaudited)

	Number of Shares	Value

COMMON STOCKS (93.8%)
Austria (1.1%)
Energy Equipment & Services (1.1%)
C.A.T. oil AG*§	9,951	$225,941
TOTAL AUSTRIA		225,941
Belgium (1.3%)
Metals & Mining (1.3%)
Umicore	1,239	281,888
TOTAL BELGIUM		281,888
Brazil (1.6%)
Oil & Gas (1.6%)
Petroleo Brasileiro SA - Petrobras ADR§	3,536	329,944
TOTAL BRAZIL		329,944
Denmark (1.7%)
Pharmaceuticals (1.7%)
Novo Nordisk AS Series B	5,840	366,878
TOTAL DENMARK		366,878
France (11.4%)
Banks (2.5%)
BNP Paribas	3,140	310,192
Societe Generale§	1,725	215,793
		525,985
Beverages (1.4%)
Pernod Ricard SA§	2,810	297,711
Insurance (2.1%)
Axa	13,079	447,385
Media (1.0%)
Vivendi SA	4,976	199,687
Metals & Mining (1.2%)
Vallourec SA§	1,282	256,613
Oil & Gas (0.9%)
Total SA§	2,742	198,739
Pharmaceuticals (1.1%)
Sanofi-Aventis§	2,742	222,687
Textiles & Apparel (1.2%)
LVMH Moet Hennessy Louis Vuitton SA§	2,432	248,725
TOTAL FRANCE		2,397,532
Germany (9.5%)
Auto Components (1.6%)
Continental AG	3,338	345,164
Banks (1.4%)
Deutsche Bank AG	2,523	282,816
Electric Utilities (2.7%)
E.ON AG	3,075	563,958
Electrical Equipment (1.4%)
Norddeutsche Affinerie AG§	6,730	293,955
Multi-Utilities (2.4%)
RWE AG	4,163	508,937
TOTAL GERMANY		1,994,830
Greece (0.8%)
Diversified Telecommunication Services (0.8%)
Hellenic Telecommunications Organization SA	5,800	179,494

	Number of Shares	Value

COMMON STOCKS
TOTAL GREECE		$179,494
India (2.2%)
Diversified Telecommunication Services (2.2%)
Bharti Airtel, Ltd.*	21,023	464,960
TOTAL INDIA		464,960
Israel (2.0%)
Pharmaceuticals (2.0%)
Teva Pharmaceutical Industries, Ltd. ADR	9,073	417,721
TOTAL ISRAEL		417,721
Italy (2.7%)
Banks (2.7%)
Intesa Sanpaolo	66,579	471,886
UniCredito Italiano SpA	13,856	102,267
TOTAL ITALY		574,153
Japan (15.4%)
Automobiles (1.3%)
Toyota Motor Corp.	4,988	270,106
Banks (2.4%)
Mitsubishi UFJ Financial Group, Inc.	21,000	208,180
Mizuho Financial Group, Inc.§	64	300,532
		508,712
Chemicals (3.0%)
Kuraray Company, Ltd.	24,945	299,442
Shin-Etsu Chemical Company, Ltd.	6,477	342,646
		642,088
Diversified Financials (1.5%)
Daiwa Securities Group, Inc.§	35,798	320,862
Electronic Equipment & Instruments (1.4%)
Omron Corp.	13,660	284,906
Household Products (1.9%)
Uni-Charm Corp.§	6,210	410,634
Machinery (1.4%)
Komatsu, Ltd.§	12,430	303,091
Specialty Retail (2.5%)
Yamada Denki Company, Ltd.§	4,839	518,397
TOTAL JAPAN		3,258,796
Mexico (2.2%)
Wireless Telecommunication Services (2.2%)
America Movil SAB de CV ADR Series L	7,574	453,758
TOTAL MEXICO		453,758
Netherlands (7.2%)
Energy Equipment & Services (1.7%)
Fugro NV	5,224	356,593
Food Products (0.1%)
Koninklijke Numico NV	177	14,387
Household Durables (1.6%)
Koninklijke (Royal) Philips Electronics NV	8,817	343,447
IT Consulting & Services (2.8%)
Exact Holding NV	8,536	356,279
Ordina NV	15,835	231,151
		587,430
Transportation Infrastructure (1.0%)
Smit International NV	2,504	208,168

	Number of Shares	Value

COMMON STOCKS
TOTAL NETHERLANDS		$1,510,025
Norway (5.1%)
Banks (1.6%)
DNB NOR ASA	26,165	340,045
Construction & Engineering (1.2%)
Aker Kvaerner ASA	13,516	252,921
Energy Equipment & Services (1.1%)
Sevan Marine ASA*§	20,523	231,823
Oil & Gas (1.2%)
DNO ASA*§	189,996	246,464
TOTAL NORWAY		1,071,253
Singapore (1.8%)
Banks (1.8%)
United Overseas Bank, Ltd.	31,340	389,605
TOTAL SINGAPORE		389,605
Spain (3.0%)
Banks (1.6%)
Banco Santander SA§	19,008	332,935
Diversified Telecommunication Services (1.4%)
Telefonica SA	10,668	310,584
TOTAL SPAIN		643,519
Switzerland (3.1%)
Banks (1.4%)
UBS AG	7,067	292,562
Pharmaceuticals (1.7%)
Novartis AG	6,977	352,239
TOTAL SWITZERLAND		644,801
Taiwan (1.3%)
Diversified Telecommunication Services (1.3%)
Chunghwa Telecom Company, Ltd. ADR§	13,366	281,087
TOTAL TAIWAN		281,087
United Kingdom (20.4%)
Aerospace & Defense (1.4%)
BAE Systems PLC	32,024	298,243
Banks (2.6%)
Barclays PLC	11,359	107,195
HSBC Holdings PLC§	19,088	283,178
Royal Bank of Scotland Group PLC	20,371	157,007
		547,380
Beverages (1.6%)
SABMiller PLC	15,893	343,760
Commercial Services & Supplies (0.4%)
Hays PLC	38,651	79,482
Food & Drug Retailing (1.6%)
Tesco PLC	39,407	329,334
Metals & Mining (3.8%)
BHP Billiton PLC	18,783	567,833
Johnson Matthey PLC	6,353	236,438
		804,271
Oil & Gas (2.6%)
BP PLC	25,264	269,189
Royal Dutch Shell PLC Class A§	7,939	284,312
		553,501

	Number of Shares	Value

COMMON STOCKS
United Kingdom
Pharmaceuticals (2.7%)
AstraZeneca PLC	4,333	$181,922
GlaxoSmithKline PLC	16,136	382,325
		564,247
Tobacco (2.0%)
Imperial Tobacco Group PLC	8,518	416,543
Wireless Telecommunication Services (1.7%)
Vodafone Group PLC	103,951	363,547
TOTAL UNITED KINGDOM		4,300,308

TOTAL COMMON STOCKS (Cost $15,906,257)		19,786,493

SHORT-TERM INVESTMENTS (25.5%)
State Street Navigator Prime Portfolio§§	4,345,025	4,345,025

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 1.850%, 2/01/08	$1,046	1,046,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,391,025)		5,391,025

TOTAL INVESTMENTS AT VALUE (119.3%) (Cost $21,297,282)		25,177,518

LIABILITIES IN EXCESS OF OTHER ASSETS (-19.3%)		(4,080,923)

NET ASSETS (100.0%)		$21,096,595

INVESTMENT ABBREVIATION
ADR = American Depositary Receipt

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $21,297,282, $5,043,647, $(1,163,411) and $3,880,236, respectively.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INSTITUTIONAL FUND, INC.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	March 28, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 28, 2008